Commitments, Guarantees, Concentrations and Contingencies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020	Sep. 30, 2020	May 31, 2020	May 14, 2020
Lessee, Lease, Description [Line Items]
Employee contribution percentage up to IRS limit			100.00%	100.00%
Loan Sales Volume Benchmark | Customer concentration risk | Largest Third-Party Buyer
Lessee, Lease, Description [Line Items]
Concentration risk, percentage					10.00%
Social Finance, Inc.
Lessee, Lease, Description [Line Items]
Lease cost				$ 20,282	$ 17,071	$ 11,569
Non-cash operating lease right-of-use assets obtained in exchange for new operating lease liabilities			$ 3,581	26,417	24,715
Increase (decrease) in operating lease, right-of-use asset due to modifications				79	(5,407)
Finance lease ROU assets acquired				15,100	0	$ 0
Additional operating lease cost not accounted for due to deferment, CARES Act			566	1,698
Remaining contingent liability outstanding			1,750	2,854
Other assets, expected insurance recovery on expected settlement			1,750	2,854
Estimated repurchase obligations			6,376	5,196	5,972
Loans sold, subject to terms and conditions of repurchase obligations			4,900,000	3,900,000	4,200,000
Letters of credit outstanding with financial institutions			9,300	9,300	9,400
Social Finance, Inc. | Letter of Credit | FNMA Letter Of Credit
Lessee, Lease, Description [Line Items]
Collateral amount			3,300	3,300	$ 3,400
Social Finance, Inc. | Naming and Sponsorship Agreement
Lessee, Lease, Description [Line Items]
Term of partnership		20 years
Payments to be made under partnership agreement		$ 625,000		608,125
Additional contractual payments				10,342
Payments for exclusive naming rights and partnerships	$ 3,300		$ 3,267	6,533
Sponsorship fees								$ 9,800
Potential sales and marketing expenses								$ 12,700
Social Finance, Inc. | Galileo Financial Technologies, Inc.
Lessee, Lease, Description [Line Items]
Non-cash operating lease right-of-use assets obtained in exchange for new operating lease liabilities				$ 5,640
Remaining contingent liability outstanding							$ 3,341
Social Finance, Inc. | Loan Sales Volume Benchmark | Customer concentration risk | Two Largest Third-Party Buyers
Lessee, Lease, Description [Line Items]
Concentration risk, percentage			41.00%	49.00%
Galileo Financial Technologies, Inc.
Lessee, Lease, Description [Line Items]
Maximum exposure to loss				$ 6,195					$ 7,200	$ 6,195
Minimum | Social Finance, Inc.
Lessee, Lease, Description [Line Items]
Operating lease, renewal term				1 year
Maximum | Social Finance, Inc.
Lessee, Lease, Description [Line Items]
Operating lease, renewal term				10 years